Combined Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Assets
Investment in hotel properties, net	$ 2,760,784,000	$ 2,626,690,000
Investment in loans	12,685,000	12,840,000
Property and equipment, net	1,147,000	1,585,000
Cash and cash equivalents	368,461,000	267,454,000
Restricted cash reserves	89,590,000	70,520,000
Hotel receivables, net of allowance of $246 and $406, respectively	27,299,000	19,556,000
Deferred financing costs, net	8,628,000	9,298,000
Deferred income tax asset	1,453,000	799,000
Prepaid expense and other assets	28,583,000	37,082,000
Total assets	3,298,630,000	3,045,824,000
Liabilities and Owners' Equity
Mortgage loans	1,202,817,000	1,747,077,000
Term loan	140,000,000
Interest rate swap liability	2,326,000	3,820,000
Accounts payable and accrued expense	78,095,000	60,973,000
Deferred income tax liability	1,453,000	799,000
Advance deposits and deferred revenue	4,995,000	5,927,000
Accrued interest	2,099,000	3,495,000
Distributions payable	16,079,000
Total liabilities	1,447,864,000	1,822,091,000
Members' capital
Accumulated other comprehensive loss	(2,312,000)	(3,806,000)
Shareholders' equity:
Preferred shares of beneficial interest, $0.01 par value, 50,000,000 shares authorized; zero shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively
Common shares of beneficial interest, $0.01 par value, 450,000,000 shares authorized; 106,300,067 and zero shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively	1,063,000
Additional paid-in-capital	1,835,041,000
Distributions in excess of net earnings	(1,745,000)
Total shareholders' equity	1,834,359,000
Noncontrolling interest
Noncontrolling interest in joint venture	7,068,000	7,623,000
Noncontrolling interest in Operating Partnership	11,651,000
Total noncontrolling interest		7,623,000
Total noncontrolling interest	18,719,000	7,623,000
Total equity		1,223,733,000
Total equity	1,850,766,000
Total liabilities and equity	3,298,630,000	3,045,824,000
Class A Members
Members' capital
Members' capital	0	6,592,000
Class B Members
Members' capital
Members' capital	0	4,751,000
Fund II Member
Partners' capital
General partner	0	(13,409,000)
Limited partners	0	433,013,000
Fund II Member | Series A preferred units
Members' capital
Series A preferred units, no par value, 12.5%, 250 units authorized, issued and outstanding at May 16, 2011 and December 31, 2010, respectively		189,000
Fund III Member
Partners' capital
General partner	0	(23,328,000)
Limited partners	0	811,918,000
Fund III Member | Series A preferred units
Members' capital
Series A preferred units, no par value, 12.5%, 250 units authorized, issued and outstanding at May 16, 2011 and December 31, 2010, respectively		$ 190,000